DEBT (Details 2) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Aggregate maturities of long-term debt
2012	$ 115,000
2013	40,000
2014	115,000
2015	40,000
2016	40,000
Total long-term debt	$ 350,000	$ 360,000